RELATED PARTIES - Compensation to board of directors (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties
Retainer	€ 4,330,810	$ 4,552,118	€ 3,832,523	$ 4,530,809
Committees	922,562	969,705	876,937	1,036,713
Other compensation	3,250,445	3,416,544	3,070,359	3,629,777
Total	8,503,817	8,938,367	7,779,819	9,197,299
Hans-Holger Albrecht
Disclosure of transactions between related parties
Retainer	483,078	507,763	487,500	576,323
Committees	190,558	200,296	136,458	161,321
Other compensation	1,184,142	1,244,652	1,098,610	1,298,776
Total	1,857,778	1,952,711	1,722,568	2,036,420
Yaroslav Glazunov
Disclosure of transactions between related parties
Retainer	281,250	295,622	75,000	88,665
Committees	80,000	84,088
Total	361,250	379,710	75,000	88,665
Andrei Gusev
Disclosure of transactions between related parties
Retainer	281,250	295,622	75,000	88,665
Committees	52,500	55,183
Other compensation	500,000	525,550
Total	833,750	876,355	75,000	88,665
Gunnar Holt
Disclosure of transactions between related parties
Retainer	625,000	656,938	350,000	413,770
Committees	68,750	72,263	150,000	177,330
Total	693,750	729,201	500,000	591,100
Irene Shvakman
Disclosure of transactions between related parties
Retainer	350,000	367,885	195,115	230,665
Committees	55,000	57,810	27,874	32,952
Total	405,000	425,695	222,989	263,617
Vasily Sidorov
Disclosure of transactions between related parties
Retainer	350,000	367,885	195,115	230,665
Committees	123,750	130,074	111,494	131,808
Total	473,750	497,959	306,609	362,473
Michiel Soeting
Disclosure of transactions between related parties
Retainer	277,083	291,242
Committees	57,083	60,000
Total	334,166	351,242	0	0
Karen Linehan
Disclosure of transactions between related parties
Retainer	342,289	359,780
Committees	53,899	56,653
Total	396,188	416,433	0	0
Augie Fabela
Disclosure of transactions between related parties
Retainer	175,000	183,943
Committees	57,500	60,438
Total	232,500	244,381	0	0
Morten Lundal
Disclosure of transactions between related parties
Retainer	175,000	183,943
Committees	42,500	44,672
Total	217,500	228,615	0	0
Stan Miller
Disclosure of transactions between related parties
Retainer	175,000	183,943
Committees	30,000	31,533
Total	205,000	215,476	0	0
Mikhail Fridman
Disclosure of transactions between related parties
Retainer	12,500	13,139	75,000	88,665
Total	12,500	13,139	75,000	88,665
Leonid Boguslavsky
Disclosure of transactions between related parties
Retainer	175,000	183,943	335,417	396,530
Committees	12,500	13,139	23,958	28,323
Total	187,500	197,082	359,375	424,853
Gennady Gazin
Disclosure of transactions between related parties
Retainer	387,500	407,301	842,708	996,250
Committees	62,500	65,694	57,292	67,730
Other compensation	1,566,303	1,646,342	1,971,749	2,331,001
Total	2,016,303	2,119,337	2,871,749	3,394,981
Sergi Herrero
Disclosure of transactions between related parties
Retainer	175,000	183,943	195,417	231,022
Committees	12,500	13,139	13,958	16,502
Total	187,500	197,082	209,375	247,524
Robert Jan van de Kraats
Disclosure of transactions between related parties
Retainer	65,860	69,226	350,000	413,770
Committees	23,522	24,723	125,000	147,775
Total	89,382	93,949	475,000	561,545
Osama Bedier
Disclosure of transactions between related parties
Retainer			155,556	183,898
Committees			44,444	52,542
Total	0	0	200,000	236,440
Peter Derby
Disclosure of transactions between related parties
Retainer			155,556	183,898
Committees			66,667	78,813
Total	0	0	222,223	262,711
Amos Genish
Disclosure of transactions between related parties
Retainer			155,556	183,898
Committees			66,667	78,813
Total	0	0	222,223	262,711
Steve Pusey
Disclosure of transactions between related parties
Retainer			189,583	224,125
Committees			53,125	62,804
Total	€ 0	$ 0	€ 242,708	$ 286,929